SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Balance - Beginning of period			$ 158,124	$ 136,073	$ 136,073
Leases acquired in the Acquisition					87,203
Interest expense	$ 7,498		16,993		18,290
Lease Payments			(92,891)		(83,442)
Additions			166,671
Historical correction			22,043
Lease removal			(7,645)
Balance - End of period	263,295		263,295		158,124
Current lease liabilities	98,114		98,114		93,239
Non-current lease liabilities	165,181		165,181		64,885
Lease liabilities	$ 263,295		$ 263,295		$ 158,124